NOTE 12 (Details) (USD $)	1 Months Ended				9 Months Ended	12 Months Ended
	Mar. 31, 2013		Jan. 31, 2013		Sep. 30, 2013	Dec. 31, 2013
Details
Proceeds from related party notes payable	$ 5,000	[1]	$ 25,000	[1]	$ (30,000)	$ 30,000
Repayment of related party notes payable						$ 30,000

[1]	In April 2013, the balance on the note was repaid in full.